AXP(R)
                                                                      Tax-Exempt
                                                                       Bond Fund

                                                          2002 SEMIANNUAL REPORT

American
  Express                                                  (icon of) lock
 Funds

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

Dual Purpose Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.



CONTENTS

From the Chairman                         3

Portfolio Manager Q & A                   3

Fund Facts                                6

The 10 Largest Holdings                   7

Financial Statements                      8

Notes to Financial Statements            11

Investments in Securities                17



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2  AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

Portfolio Manager Q & A

Q: How did AXP Tax-Exempt Bond Fund perform for the six-month period ended May 31, 2002?

A: In a period of significant volatility for the tax-exempt bond market, AXP Tax-Exempt Bond Fund generated a return of 1.84% (Class A shares, not including sales charges). By comparison, the Lehman Brothers Municipal Bond Index returned 2.56% while the Lipper General Municipal Debt Funds Index generated a return of 2.21% over the same timeframe.



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3  AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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Q: What factors affected the Fund's performance during the period?

A: The U.S. economy began to show signs of improvement after a sluggish 2001, pushing interest rates on municipal bonds higher and creating a somewhat less favorable environment for the Fund. Rates typically rise in an improving economy as the risk of inflation increases. However, while the change in rates over the period was modest, it was not consistent. The bond markets performed poorly in December 2001, and although the environment improved in January and February 2002, March proved to be another challenging month as signs of economic improvement led to another selloff in the bond market. The situation improved again in April and May, highlighting the overall choppiness of the municipal bond markets at large.

Early in the period, it became apparent that the Federal Reserve Board (the Fed) was finished cutting short-term interest rates, a practice it began in early 2001 in an effort to jump-start the U.S. economy. Initially this contributed to an environment of unease in the bond market, but investors seemingly decided that the U.S. economy was growing at a slower-than-expected pace, which helped to moderate interest rate increases. Since we had positioned the Fund in anticipation of more aggressive interest rate jumps, the surprising moderation in the bond market negatively impacted the Fund's overall performance for the period.

Q: What changes did you make to the Fund's portfolio?

A: We began the period with the Fund's portfolio cautiously positioned in terms of its interest rate sensitivity. After bonds lost significant ground in December, we prepared for a possible decline in rates over the short term, and therefore took a more aggressive stance. Historically, the municipal bond market tends to perform well in January due to increased cash flows created by maturing bonds and coupon payments, and that proved to be the case again this year. In mid-January, we again took a more cautious approach from an interest rate perspective, and that position was maintained for the rest of the period. Beyond that, the only changes of note were efforts to upgrade the quality of the Fund's holdings, but no significant shifts were made in the portfolio's composition during the six months.

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4  AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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Q: What is your outlook for the months ahead?

A: The trend of an improving economic environment is expected to continue, and as a result, the bond market will likely have to confront rising interest rates. Of course, there are variables that could have a negative impact on the economy, ranging from increased global tensions to ongoing concerns about terrorism and a spate of corporate accounting issues affecting a number of U.S. firms. Barring a major negative event, we look for the Fed to begin raising short-term interest rates sometime in 2002, which could have a negative impact on the bond market in the short run. Generally, we anticipate that the bond market will offer limited opportunities in the months to come, and believe that the bulk of the Fund's return will come from the dividend it generates.

Q: How are you positioning the Fund in light of your outlook?

A: Our main focus in today's environment is to preserve capital while paying out a competitive dividend. In the near term, we anticipate maintaining a cautious stance in terms of the Fund's interest rate sensitivity to minimize the impact of an expected upturn in interest rates. As we see signs of improvement in the bond market, we will adjust the portfolio holdings accordingly in order to take advantage of any changes. We look for the Fund to continue to provide a competitive dividend that is generally free of federal income taxation.


Terry L. Seierstad

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5   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                      $4.04
Nov. 30, 2001                                     $4.05
Decrease                                          $0.01

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                       $0.08
From long-term capital gains                      $  --
Total distributions                               $0.08
Total return*                                    +1.84%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                      $4.04
Nov. 30, 2001                                     $4.05
Decrease                                          $0.01

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                       $0.07
From long-term capital gains                      $  --
Total distributions                               $0.07
Total return*                                    +1.46%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                      $4.04
Nov. 30, 2001                                     $4.06
Decrease                                          $0.02

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                       $0.07
From long-term capital gains                      $  --
Total distributions                               $0.07
Total return*                                    +1.21%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                      $4.05
Nov. 30, 2001                                     $4.06
Decrease                                          $0.01

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                       $0.08
From long-term capital gains                      $  --
Total distributions                               $0.08
Total return*                                    +1.88%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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
The 10 Largest Holdings

                                                         Percent                  Value
                                                     (of net assets)      (as of May 31, 2002)
Arizona State Educational Facilities Authority
School Improvement Revenue Bonds Series 2001
4.50% 2002                                                  4.5%              $40,096,556

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Capital Appreciation
Revenue Bonds Zero Coupon Series 1983
Escrowed to Maturity
6.70% 2014                                                  2.4                21,450,780

Jefferson County Colorado School District Unlimited Tax
General Obligation Bonds
6.00% 2012                                                  2.3                20,664,600

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
5.25% 2021                                                  2.2                19,786,400

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District #411 Series 1992
6.38% 2008                                                  2.1                19,120,222

District of Columbia Unlimited Tax Pre-refunded General Obligation Bonds
Capital Appreciation Zero Coupon Series 1994B
6.64% 2014                                                  1.6                14,656,103

District of Columbia Unlimited Tax General Obligation
Bonds Capital Appreciation Zero Coupon Series 1994B
6.63% 2013                                                  1.6                14,104,323

Washington State Refunding Motor Vehicle Fuel Tax
General Obligation Bonds Series 2001
4.00% 2002                                                  1.5                13,211,314

Texas Municipal Power Agency Capital Appreciation
Refunding Revenue Bonds Zero Coupon Series 1989
6.90% 2009                                                  1.5                13,203,899

North Carolina Eastern Municipal Power Agency Power System
Revenue Bonds Series 1985G
5.75% 2016                                                  1.4                12,848,430


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart  The 10 holdings listed here make up 21.1% of net assets

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7   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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
Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

May 31, 2002 (Unaudited)
Assets
Investments in securities, at value (Note 1)

   (identified cost ($820,076,242 )                                                                      $896,471,194
Capital shares receivable                                                                                       2,162
Accrued interest receivable                                                                                12,081,163
Receivable for investment securities sold                                                                     433,358
                                                                                                              -------
Total assets                                                                                              908,987,877
                                                                                                          -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                           1,017,608
Dividends payable to shareholders                                                                             681,217
Capital shares payable                                                                                          5,000
Payable for investment securities purchased                                                                10,839,400
Accrued investment management services fee                                                                     11,044
Accrued distribution fee                                                                                        7,411
Accrued transfer agency fee                                                                                     1,174
Accrued administrative services fee                                                                               982
Other accrued expenses                                                                                         48,758
                                                                                                               ------
Total liabilities                                                                                          12,612,594
                                                                                                           ----------
Net assets applicable to outstanding capital stock                                                       $896,375,283
                                                                                                         ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                 $  2,217,131
Additional paid-in capital                                                                                831,368,606
Excess of distributions over net investment income                                                            (20,000)
Accumulated net realized gain (loss) (Note 5)                                                             (13,585,406)
Unrealized appreciation (depreciation) on investments                                                      76,394,952
                                                                                                           ----------
Total -- representing net assets applicable to outstanding capital stock                                 $896,375,283
                                                                                                         ============
Net assets applicable to outstanding shares:               Class A                                       $833,975,688
                                                           Class B                                       $ 57,229,331
                                                           Class C                                       $  5,168,294
                                                           Class Y                                       $      1,970
Net asset value per share of outstanding capital stock:    Class A shares           206,281,728          $       4.04
                                                           Class B shares            14,153,063          $       4.04
                                                           Class C shares             1,277,779          $       4.04
                                                           Class Y shares                   487          $       4.05
                                                                                            ---          ------------

See accompanying notes to financial statements.

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8   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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
Statement of operations
AXP Tax-Exempt Bond Fund

Six months ended May 31, 2002 (Unaudited) Investment income Income:
Interest                                                                                                  $22,464,561
                                                                                                          -----------
Expenses (Note 2):
Investment management services fee                                                                          2,035,433
Distribution fee
   Class A                                                                                                  1,055,997
   Class B                                                                                                    275,975
   Class C                                                                                                     23,214
Transfer agency fee                                                                                           192,043
Incremental transfer agency fee
   Class A                                                                                                     19,641
   Class B                                                                                                      3,104
   Class C                                                                                                        292
Service fee -- Class Y                                                                                              2
Administrative services fees and expenses                                                                     188,499
Compensation of board members                                                                                   6,017
Custodian fees                                                                                                 29,694
Printing and postage                                                                                           34,236
Registration fees                                                                                              35,363
Audit fees                                                                                                     18,375
Other                                                                                                           5,749
                                                                                                                -----
Total expenses                                                                                              3,923,634
   Earnings credits on cash balances (Note 2)                                                                 (11,000)
                                                                                                              -------
Total net expenses                                                                                          3,912,634
                                                                                                            ---------
Investment income (loss) -- net                                                                            18,551,927
                                                                                                           ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                   (368,929)
Net change in unrealized appreciation (depreciation) on investments                                        (2,196,229)
                                                                                                           ----------
Net gain (loss) on investments                                                                             (2,565,158)
                                                                                                           ----------
Net increase (decrease) in net assets resulting from operations                                           $15,986,769
                                                                                                          ===========

See accompanying notes to financial statements.

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9   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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
Statements of changes in net assets
AXP Tax-Exempt Bond Fund
                                                                                    May 31, 2002          Nov. 30, 2001
                                                                                  Six months ended         Year ended
                                                                                    (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $ 18,551,927         $  40,878,120
Net realized gain (loss) on investments                                                (368,929)           18,929,092
Net change in unrealized appreciation (depreciation) on investments                  (2,196,229)            8,342,524
                                                                                     ----------             ---------
Net increase (decrease) in net assets resulting from operations                      15,986,769            68,149,736
                                                                                     ----------            ----------
Distributions to shareholders from:
      Net investment income
             Class A                                                                (17,552,975)          (39,372,850)
             Class B                                                                   (938,854)           (1,723,409)
             Class C                                                                    (79,263)              (64,708)
             Class Y                                                                        (42)               (8,863)
                                                                                            ---                ------
Total distributions                                                                 (18,571,134)          (41,169,830)
                                                                                    -----------           -----------
Capital share transactions (Note 4)
Proceeds from sales
      Class A shares (Note 2)                                                        33,817,275           117,089,854
      Class B shares                                                                  7,866,256            20,909,451
      Class C shares                                                                  1,920,598             3,917,345
      Class Y shares                                                                         --                 2,214
Reinvestment of distributions at net asset value
      Class A shares                                                                 11,846,777            27,259,304
      Class B shares                                                                    745,444             1,419,274
      Class C shares                                                                     63,680                60,339
      Class Y shares                                                                         --                 8,863
Payments for redemptions
      Class A shares                                                                (75,518,340)         (115,290,931)
      Class B shares (Note 2)                                                        (4,428,793)           (7,582,583)
      Class C shares (Note 2)                                                          (883,199)             (230,025)
      Class Y shares                                                                         --              (226,338)
                                                                                        -------              --------
Net increase (decrease) in net assets from capital share transactions               (24,570,302)           47,336,767
                                                                                    -----------            ----------
Total increase (decrease) in net assets                                             (27,154,667)           74,316,673
Net assets at beginning of period                                                   923,529,950           849,213,277
                                                                                    -----------           -----------
Net assets at end of period                                                        $896,375,283         $ 923,529,950
                                                                                   ============         =============

See accompanying notes to financial statements.

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10   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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Notes to Financial Statements

AXP Tax-Exempt Bond Fund
(Unaudited as to May 31, 2002)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security

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11   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

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12   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $384,979 for Class A, $31,374 for Class B and $2,704 for Class C for the six months ended May 31, 2002.

During the six months ended May 31, 2002, the Fund's custodian and transfer agency fees were reduced by $11,000 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $153,041,674 and $234,476,842, respectively, for the six months ended May 31, 2002. Realized gains and losses are determined on an identified cost basis.


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13   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT
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4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended May 31, 2002
                                            Class A       Class B      Class C      Class Y
Sold                                      8,399,929      1,950,717    476,384          --
Issued for reinvested distributions       2,940,444        184,958     15,791          --
Redeemed                                (18,735,653)    (1,100,343)  (219,336)         --
                                        -----------     ----------   --------        ----
Net increase (decrease)                  (7,395,280)     1,035,332    272,839          --
                                         ----------      ---------    -------        ----

                                                     Year ended Nov. 30, 2001
                                            Class A       Class B      Class C      Class Y
Sold                                     28,911,277      5,147,197    963,455         487
Issued for reinvested distributions       6,723,302        349,908     14,827       2,189
Redeemed                                (28,409,578)    (1,870,297)   (56,751)    (55,138)
                                        -----------     ----------    -------     -------
Net increase (decrease)                   7,225,001      3,626,808    921,531     (52,462)
                                          ---------      ---------    -------     -------

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $5,592,525 as of Nov. 30, 2001 that will expire in 2007 and 2008 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2002.

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14   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                   2002(f)      2001    2000      1999    1998
Net asset value, beginning of period                            $4.05      $3.93   $3.84    $4.18    $4.11
Income from investment operations:
Net investment income (loss)                                      .08        .19     .20      .21      .21
Net gains (losses) (both realized and unrealized)                (.01)       .12     .09     (.34)     .07
Total from investment operations                                  .07        .31     .29     (.13)     .28
Less distributions:
Dividends from net investment income                             (.08)      (.19)   (.20)    (.21)    (.21)
Net asset value, end of period                                  $4.04      $4.05   $3.93    $3.84    $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                          $834       $866    $811     $877     $984
Ratio of expenses to average daily net assets(c)                 .82%(d)    .81%    .82%     .77%     .73%
Ratio of net investment income (loss)
   to average daily net assets                                  4.15%(d)   4.54%   5.31%    5.17%    4.96%
Portfolio turnover rate (excluding short-term securities)         18%        53%     28%      45%      18%
Total return(e)                                                 1.84%      7.88%   7.89%   (3.22%)   6.96%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                   2002(f)      2001    2000     1999     1998
Net asset value, beginning of period                            $4.05      $3.93   $3.84    $4.18    $4.11
Income from investment operations:
Net investment income (loss)                                      .07        .16     .17      .18      .18
Net gains (losses) (both realized and unrealized)                (.01)       .12     .09     (.34)     .07
Total from investment operations                                  .06        .28     .26     (.16)     .25
Less distributions:
Dividends from net investment income                             (.07)      (.16)   (.17)    (.18)    (.18)
Net asset value, end of period                                  $4.04      $4.05   $3.93    $3.84    $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                           $57        $53     $37      $39      $35
Ratio of expenses to average daily net assets(c)                1.57%(d)   1.57%   1.57%    1.53%    1.48%
Ratio of net investment income (loss)
  to average daily net assets                                   3.40%(d)   3.77%   4.55%    4.41%    4.21%
Portfolio turnover rate (excluding short-term securities)         18%        53%     28%      45%      18%
Total return(e)                                                 1.46%      7.07%   7.08%   (3.97%)   6.18%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
15   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                   2002(f)      2001 2000(b)
Net asset value, beginning of period                            $4.06      $3.93   $3.82
Income from investment operations:
Net investment income (loss)                                      .07        .16     .07
Net gains (losses) (both realized and unrealized)                (.02)       .13     .11
Total from investment operations                                  .05        .29     .18
Less distributions:
Dividends from net investment income                             (.07)      (.16)   (.07)
Net asset value, end of period                                  $4.04      $4.06   $3.93

Ratios/supplemental data
Net assets, end of period (in millions)                            $5         $4     $--
Ratio of expenses to average daily net assets(c)                1.58%(d)   1.57%   1.57%(d)
Ratio of net investment income (loss)
  to average daily net assets                                   3.41%(d)   3.62%   5.37%(d)
Portfolio turnover rate (excluding short-term securities)         18%        53%     28%
Total return(e)                                                 1.21%      7.35%   4.89%

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                    2002(f)     2001    2000     1999     1998
Net asset value, beginning of period                            $4.06      $3.93   $3.83    $4.18    $4.11
Income from investment operations:
Net investment income (loss)                                      .08        .19     .21      .21      .21
Net gains (losses) (both realized and unrealized)                (.01)       .13     .10     (.35)     .07
Total from investment operations                                  .07        .32     .31     (.14)     .28
Less distributions:
Dividends from net investment income                             (.08)      (.19)   (.21)    (.21)    (.21)
Net asset value, end of period                                  $4.05      $4.06   $3.93    $3.83    $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                           $--        $--     $--      $--      $--
Ratio of expenses to average daily net assets(c)                 .71%(d)    .66%    .66%     .67%     .63%
Ratio of net investment income (loss)
  to average daily net assets                                   4.23%(d)   4.72%   5.46%    5.21%    5.05%
Portfolio turnover rate (excluding short-term securities)         18%        53%     28%      45%      18%
Total return(e)                                                 1.88%      8.28%   8.33%   (3.32%)   7.06%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Six months ended May 31, 2002 (Unaudited).

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16   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Investments in Securities
AXP Tax-Exempt Bond Fund

May 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (91.3%)
Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Alaska (1.6%)
North Slope Borough
   Capital Appreciation
   Unlimited General Obligation Bonds
   Zero Coupon Series 1992A
   (MBIA Insured)
             06-30-03           2.02%           $8,500,000(b)       $8,305,520
North Slope Borough
   General Obligation Bonds
   Zero Coupon Series 1994B
   (CGIC Insured)
             06-30-04           7.05             3,000,000(b)        2,847,510
             06-30-05           7.15             3,000,000(b)        2,728,530
State Housing Finance Veterans Mortgage
   Corporation Collateralized Bonds
   1st Series 1990 (GNMA/FNMA Insured)
             12-01-30           7.50                25,000              25,000
Total                                                               13,906,560

Arizona (8.9%)
Maricopa County Industrial Development
   Authority Multi-family Housing
   Revenue Bonds Series 1996A
             07-01-26           6.63             2,500,000           2,841,250
Phoenix Industrial Development Authority
   Refunding Revenue Bonds
   Christian Care Apartments
   Series 1995A
             01-01-16           6.25             2,000,000           2,005,880
Phoenix Industrial Development Authority
   Single Family Mortgage Capital Appreciation
   Revenue Bonds Zero Coupon Series 1983
   Escrowed to Maturity
             12-01-14           6.70            39,000,000(b)       21,450,780
Phoenix Junior Lien Street & Highway User
   Refunding Revenue Bonds Series 1992
             07-01-11           6.25            10,350,000          10,594,571
State Educational Facilities Authority
   School Improvement Revenue Bonds
   Series 2001
             07-01-02           4.50            40,000,000          40,096,556
University of Arizona
   Refunding Revenue Bonds
   Series 2002 (FSA Insured)
             06-01-03           3.00             3,425,000           3,468,874
Total                                                               80,457,911

California (7.6%)
Bakersfield Certificates of Participation
   Zero Coupon Series 1991B
   Escrowed to Maturity
             04-15-21           5.25            10,500,000(b)        3,100,020
Orange County Certificates of Participation
   Civic Center Facility Capital Appreciation
   Refunding Bonds Zero Coupon Series 1991
   (AMBAC Insured)
             12-01-18           6.97            13,795,000(b)        5,828,801
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble Series 1995
             07-01-14           6.50             5,000,000           5,711,450
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Bonds
   Series 1993 (MBIA Insured)
             08-01-24           4.75             9,000,000           8,549,640
Southern California Public Power Authority
   Revenue Bonds Mead Adelanto
   Series 1994A (AMBAC Insured)
             07-01-20           4.88             6,590,000           6,492,402
State General Obligation Bonds
   Residual Certificates Series 1999
   Inverse Floater (MBIA Insured)
             12-01-15          10.31             8,125,000(f)       10,302,987
State Public Works Board
   California Community Colleges Lease
   Pre-refunded Revenue Bonds
   Series 1994
             03-01-19           7.00             3,900,000           4,316,793

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
17   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

California (cont.)
State Public Works Board
   University of California
   Lease Refunding Revenue Bonds
   Series 1993A
             06-01-14           5.50%           $7,275,000          $8,065,138
             06-01-23           5.00             6,000,000           5,773,620
Ukiah Unified School District
   Mendocino County
   Certificates of Participation
   Series 1993A
             09-01-10           6.00             3,790,000           3,903,814
West Covina Redevelopment Agency
   Community Facilities District
   Special Tax Refunding Bonds
   Series 1996
             09-01-17           6.00             5,000,000           5,643,150
Total                                                               67,687,815

Colorado (5.4%)
Arapahoe County Public Highway Authority
   Capital Improvement Trust Fund
   E-470 Highway
   Pre-refunded Revenue Bonds
   Series 1986
             08-31-26           7.00             5,685,000           6,585,049
Dawson Ridge Metropolitan District
   Limited General Obligation Bonds
   Zero Coupon Series 1992A
             10-01-22           6.62             7,500,000(b)        1,963,800
Denver City & County Airport
   Pre-refunded Revenue Bonds
   Series 1992A
             11-15-25           7.25             2,750,000           2,874,438
Denver City & County Airport
   Revenue Bonds Series 1992A
             11-15-12           7.50             5,940,000           6,215,497
E-470 Public Highway Authority
   Revenue Bonds Capital Appreciation
   Zero Coupon Series 2000B
   (MBIA Insured)
             09-01-20           6.20             6,000,000(b)        2,225,040
Jefferson County School District
   Unlimited Tax General Obligation Bonds
             12-15-12           6.00            20,000,000          20,664,600
North Range Metropolitan District #1
   Limited Tax General Obligation Bonds
   Commerce City Series 2001
             12-15-31           7.25             5,000,000           4,840,500
Trailmark Metropolitan District Limited
   General Obligation Bonds
   Series 1999A
             12-01-18           5.80             3,285,000           3,057,481
Total                                                               48,426,405

Connecticut (1.0%)
State General Obligation Bonds
   Series 1992A
             03-15-06           6.40             8,000,000           8,969,920

District of Columbia (3.2%)
District Unlimited Tax General Obligation
   Bonds Capital Appreciation
   Zero Coupon Series 1994B
   (MBIA Insured)
             06-01-13           6.63            23,945,000(b)       14,104,323
District Unlimited Tax Pre-refunded
   General Obligation Bonds
   Capital Appreciation Zero Coupon
   Series 1994B (MBIA Insured)
             06-01-14           6.64            26,415,000(b)       14,656,103
Total                                                               28,760,426

Florida (3.8%)
Broward County Resource Recovery
   Revenue Bonds Wheelabrator Series 2001A
             12-01-08           5.50             6,190,000           6,607,701
Broward County School Board Certificates of
   Participation Series 2002B (FSA Insured)
             07-01-03           3.50             2,295,000           2,337,136
Hillsborough County Junior Lien
   Refunding Utility Revenue Bonds
   Series 2001 (AMBAC Insured)
             08-01-02           4.50             7,300,000           7,334,821
Palm Beach County Airport Systems
   Refunding Revenue Bonds
   (MBIA Insured)
             10-01-02           5.00             7,635,000           7,719,673
State Board of Education Capital Outlay
   Unlimited General Obligation Refunding
   Bonds Series 2002D
             06-01-03           5.00             3,345,000           3,452,408
State Division of Bond Finance Department
   Department of Natural Resource Preservation
   Revenue Bonds
   Series 2000A (MBIA Insured)
             07-01-03           6.00             5,000,000           5,068,600

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
18   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Florida (cont.)
State Municipal Loan Council
   Revenue Bonds Capital Appreciation
   Zero Coupon Series 2000A (MBIA Insured)
             04-01-20           6.02%           $4,360,000(b)       $1,697,566
Total                                                               34,217,905

Georgia (1.3%)
DeKalb County Special
   Recreation Unlimited General
   Obligation Bonds Series 2001
             12-01-15           5.00             6,400,000           6,747,711
Richmond County Development Authority
   Revenue Bonds Zero Coupon Series 1991
   Escrowed to Maturity
             12-01-21           5.74             7,880,000(b)        2,179,766
State Unlimited General Obligation Bonds
   Series 1997A
             04-01-03           6.25             2,640,000           2,738,446
Total                                                               11,665,923

Idaho (0.4%)
State Health Facilities Authority
   Revenue Bonds
   Bannock Regional Medical Center
   Series 1995
             05-01-17           6.38             1,450,000           1,491,166
             05-01-25           6.13             2,250,000           2,263,140
Total                                                                3,754,306

Illinois (7.6%)
Alton Madison County Hospital Facilities
   Refunding Revenue Bonds
   St. Anthony's Health Center Series 1996
             09-01-10           6.00             2,975,000           2,999,306
             09-01-14           6.00             1,765,000           1,682,451
Cook & Will Counties Township High School
   District #206 Capital Appreciation Bonds
   Zero Coupon Series 1992C (AMBAC Insured)
             12-01-10           6.55             2,605,000(b)        1,802,452
Cook County Community
   Consolidated School District #21
   General Obligation Bonds
   Capital Appreciation
   Zero Coupon Series 2000
   (FSA Insured)
             12-01-19           6.03             3,140,000(b)        1,217,033
Cook County School District #170
   Chicago Heights Pre-refunded
   Capital Appreciation Bonds
   Zero Coupon Series 1992C
   (AMBAC Insured)
             12-01-09           6.50             2,155,000(b)        1,573,215
             12-01-10           6.55             2,155,000(b)        1,491,088
Cook County Unlimited Tax
   General Obligation Bonds
   Series 1992A
             11-15-22           6.60             1,940,000           2,022,256
Dupage Waterworks Unlimited Tax
   General Obligation Bonds
             03-01-03           5.00             3,000,000           3,072,810
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Capital Appreciation
   Refunding Revenue Bonds McCormick Place
   Expansion Zero Coupon Series 1993A
   (FGIC Insured)
             06-15-10           6.64            11,000,000(b)        7,649,619
             06-15-16           6.80             9,000,000(b)        4,353,840
             06-15-21           6.54             5,000,000(b)        1,743,800
State Development Finance Authority
   Pollution Control Refunding Revenue Bonds
   Illinois Power Series 1991A
             07-01-21           7.38            10,000,000          11,784,799
State Development Finance Authority
   Regency Park Retirement Housing
   Revenue Bonds Zero Coupon
   Series 1991A Escrowed to Maturity
             07-15-23           6.68             5,000,000(b)        1,242,900
State Development Finance Authority
   Regency Park Retirement Housing
   Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
             07-15-25           6.50            10,000,000(b)        2,178,800
State Development Finance Authority
   Retirement Housing Revenue Bonds
   Zero Coupon Series 1990
   Escrowed to Maturity
             04-15-20           7.75            13,745,000(b)        4,232,773
State Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Columbia College Series 1992
             12-01-17           6.88             1,930,000           2,139,000

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
19   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Illinois (cont.)
State Educational Facilities Authority
   Revenue Bonds Columbia College
   Series 1993
             12-01-18           6.13%           $3,015,000          $3,025,794
State Educational Facilities Authority
   Un-refunded Revenue Bonds
   Columbia College Series 1992
             12-01-17           6.88               830,000             854,178
State Health Facilities Authority
   Refunding Revenue Bonds
   Edwards Hospital Series 1993A
             02-15-19           6.00             3,055,000           3,093,035
State Health Facilities Authority
   Refunding Revenue Bonds
   Masonic Medical Center
   Series 1993
             10-01-19           5.50             5,000,000           5,326,699
University of Illinois Auxiliary
   Facilities Revenue Bonds
   Zero Coupon (AMBAC Insured)
             04-01-03           3.16             3,890,000(b)        3,826,671
Will County United School District #365
   Unlimited Tax General Obligation
   Revenue Bonds (FSA Insured)
             11-01-03           3.50               920,000             940,028
Total                                                               68,252,547

Indiana (1.8%)
Pike Township Independent School Building
   Refunding Revenue Bonds
   1st Mortgage Series 2001
   (FGIC Insured)
             07-15-02           4.50             1,115,000           1,118,759
Seymour Economic Development
   Revenue Bonds
   Union Camp Series 1992
             07-01-12           6.25             2,870,000           3,016,600
State Transportation Finance Authority
   Highway Revenue Bonds Series 1990A
             06-01-15           7.25            10,000,000          12,356,445
Total                                                               16,491,804

Kansas (0.7%)
Burlington Environmental Improvement
   Refunding Revenue Bonds
   Kansas City Power & Light
   Series 2001
             09-01-15           3.25             2,000,000           2,003,380
Burlington Environmental Improvement
   Refunding Revenue Bonds
   Kansas City Power & Light
   Series 2001
             09-01-15           3.25             2,000,000           2,003,380
Burlington Environmental Improvement
   Refunding Revenue Bonds
   Kansas City Power & Light
   Series 2001
             10-01-17           3.25             2,200,000           2,203,718
Total                                                                6,210,478

Kentucky (0.9%)
Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital
   Series 1996
             07-01-10           6.75             2,855,000           2,961,120
Owensboro Electric Light & Power
   Refunding Revenue Bonds
   Zero Coupon Series 1991B (AMBAC Insured)
             01-01-15           6.65             9,125,000(b)        4,907,790
Total                                                                7,868,910

Louisiana (1.7%)
New Orleans Capital Appreciation
   General Obligation Refunding
   Revenue Bonds Zero Coupon
   Series 1991 (AMBAC Insured)
             09-01-12           6.63             6,250,000(b)        3,862,813
New Orleans Home Mortgage Authority
   Special Obligation Refunding Bonds
   Series 1992 Escrowed to Maturity
             01-15-11           6.25             9,000,000          10,273,590
State Public Facilities Authority
   Revenue Bonds Centenary College
   Series 1997
             02-01-17           5.90             1,000,000           1,120,150
Total                                                               15,256,553

See accompanying notes to investments in securities.

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20   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Maryland (1.9%)
State Health & Higher Education
   Facilities Authority Revenue Bonds
   Anne Arundel Medical Center
   Series 1993 (AMBAC Insured)
             07-01-23           5.00%           $7,000,000          $6,945,610
State Health & Higher Education
   Facilities Authority Revenue Bonds
   Frederick Memorial Hospital
   Series 1993 (FGIC Insured)
             07-01-28           5.00            10,000,000           9,782,800
Total                                                               16,728,410

Massachusetts (1.7%)
Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Caritas Christi Obligated Group
   Series 1999A
             07-01-15           5.70             1,500,000           1,477,530
Route 3 North Transportation
   Improvement Association Lease
   Revenue Bonds Series 2000
   Inverse Floater (MBIA Insured)
             06-15-17          10.33             3,785,000(f)        4,369,631
State Limited General Obligation Bonds
   Consolidated Loans Series 2001B
             05-01-03           4.75             9,000,000           9,248,760
Total                                                               15,095,921

Michigan (3.1%)
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded
   Bonds Series 1994
             05-01-22           7.65             3,750,000           4,194,525
Detroit Downtown Development Authority
   Development Area Project #1 Junior Lien
   Tax Increment Pre-refunded Bonds
   Series 1996D
             07-01-25           6.50             6,000,000           6,882,420
Detroit Water Supply System
   Refunding Revenue Bonds
   Series 1992 (FGIC Insured)
             07-01-07           6.25             2,000,000           2,047,280
State Building Authority
   Refunding Revenue Bonds
   Series 2001I
             10-15-02           4.50             3,000,000           3,031,770
State Hospital Finance Authority
   Refunding Revenue Bonds
   Central Michigan Community Hospital
   Series 1996
             10-01-16           6.25             2,225,000           2,220,595
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1995
             01-01-15           6.40             1,000,000           1,006,160
             01-01-25           6.50             1,000,000             980,230
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1997
             01-01-15           6.38               400,000             403,280
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Ford Motor Series 1991A
             02-01-06           7.10             5,000,000           5,531,850
Summit Academy North
   Public School Academy Certificates
   of Participation Series 2001
             07-01-21           7.13             1,615,000           1,597,784
Total                                                               27,895,894

Minnesota (0.9%)
Austin Housing & Redevelopment Authority
   Governmental Housing Gross
   Revenue Bonds
   Courtyard Residence Series 2000A
             01-01-20           7.15               650,000             659,035
Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Series 1990A
   (MBIA Insured)
             08-15-05           7.40             4,500,000           4,531,320
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Regions Hospital Series 1998
             05-15-28           5.30             1,000,000             923,750
Washington County Housing &
   Redevelopment Authority Refunding
   Revenue Bonds Woodbury
   Multi-family Housing Series 1996
             12-01-23           6.95             2,320,000           2,333,224
Total                                                                8,447,329

See accompanying notes to investments in securities.

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21   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Missouri (1.5%)
St. Louis Regional Convention & Sports Complex
   Authority Pre-refunded Revenue Bonds
   Series 1991C
             08-15-21           7.90%           $8,105,000          $8,685,967
St. Louis Regional Convention & Sports Complex
   Authority Un-refunded Revenue Bonds
   Series 1991C
             08-15-21           7.90               395,000             405,965
State Health & Education Facilities Authority
   Revenue Bonds Park College Series 1999
             06-01-19           5.88             4,000,000           3,978,760
Total                                                               13,070,692

Nevada (2.6%)
Clark County School District
   Residual Certificates Series 2000
   Inverse Floater (FSA Insured)
             06-15-12           9.64             5,000,000(f)        5,978,400
Clark County Special Improvement District #108
   Local Improvement Bonds Summerline
   Series 1997
             02-01-12           6.50             4,440,000           4,580,926
Department of Business & Industry
   Capital Appreciation Revenue Bonds
   Las Vegas Monorail
   Zero Coupon Series 2000
   (AMBAC Insured)
             01-01-15           5.65             9,870,000(b)        5,237,219
Summerlin Local Improvement
   Revenue Bonds District #808
   Series 2001
             06-01-11           6.00             2,000,000           2,009,660
Washoe County School District
   Limited Tax General Obligation
   Bonds Series 1992A
   (AMBAC Insured)
             04-01-13           6.25             5,000,000           5,127,250
Total                                                               22,933,455

New Hampshire (0.1%)
State Higher Education & Health Facilities
   Authority College Revenue Bonds
   New Hampshire College Series 1997
             01-01-27           6.38             1,000,000             948,930

New Jersey (3.1%)
New Jersey Sports & Exposition Authority
   State Contract Rites Series 2000A
   Inverse Floater (MBIA Insured)
             03-01-16          10.38             3,385,000(f)        3,965,460
New Jersey Sports & Exposition Authority
   State Contract Rites Series 2000B
   Inverse Floater (MBIA Insured)
             03-01-17          10.38             3,535,000(f)        4,107,458
New Jersey Sports & Exposition Authority
   State Contract Rites Series 2000C
   Inverse Floater (MBIA Insured)
             03-01-18          10.38             3,490,000(f)        4,022,051
State Transportation
   Capital Grant Anticipation Notes
   Series 1997A (FSA Insured)
             09-01-02           5.40             7,600,000           7,673,263
State Transportation Trust Fund Authority
   Refunding Revenue Bonds
   Residual Certificates Inverse Floater
   Series 2000 (FSA Insured)
             06-15-14          10.79             5,000,000(f)        6,407,400
State Transportation Trust Fund Authority
   Sales Tax Revenue Bonds
   Series 1995B (MBIA Insured)
             06-15-02           5.00             2,025,000           2,027,669
Total                                                               28,203,301

New Mexico (0.5%)
State Highway Commission Senior Subordinated Lien
   Revenue Bonds Series 2001A
             06-15-03           4.75             4,000,000           4,124,400

New York (6.5%)
New York City Unlimited General Obligation
   Bonds Series 2002G (FGIC Insured)
             08-01-10           5.50            10,000,000          10,933,700
New York City Unlimited General Obligation
   Pre-refunded Revenue Bonds Series 1992B
             10-01-17           6.75            11,150,000          11,510,368
New York City Unlimited Tax
   General Obligation Pre-refunded
   Revenue Bonds Series 1994B-1
             08-15-16           7.00             8,850,000           9,875,804
State Dormitory Authority
   New York City University System
   Consolidated 2nd Generation Resource
   Revenue Bonds Series 1993A
             07-01-18           5.75             5,500,000           6,139,815
State Dormitory Authority State Courts
   Facilities Lease Revenue Bonds
   Series 1993A
             05-15-21           5.25            20,000,000          19,786,400
Total                                                               58,246,087

See accompanying notes to investments in securities.

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22   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

North Carolina (2.2%)
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1985G
             12-01-16           5.75%          $12,750,000         $12,848,430
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
             01-01-16           5.60             6,500,000           6,499,675
Total                                                               19,348,105

Ohio (0.9%)
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
   Series 1998
             12-01-10           6.25               775,000             800,242
Cincinnati School District School
   Improvement General Obligation Bonds
   Series 2001 (MBIA Insured)
             12-01-02           4.00             2,000,000           2,023,120
Cleveland Waterworks Improvement
   Refunding Revenue Bonds
   Series 2001J
             01-01-03           4.50             1,150,000           1,168,596
Columbus Sewerage System
   Refunding Revenue Bonds
   Series 1992
             06-01-05           6.30             3,500,000           3,569,999
State Water Development Authority
   Pollution Control Refunding Revenue
   Bonds Cleveland Electric Illuminating
   Series 1995
             08-01-25           7.70               300,000             323,190
Total                                                                7,885,147

Oklahoma (0.8%)
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
             05-15-12           6.35               965,000             991,711
Tulsa Industrial Authority Hospital
   Revenue Bonds Capital Appreciation
   St. John's Medical Center
   Zero Coupon (MBIA Insured)
             12-01-02           2.95             3,930,000(b)        3,894,945
Valley View Hospital Authority
   Refunding Revenue Bonds
   Series 1996
             08-15-14           6.00             2,695,000           2,676,081
Total                                                                7,562,737

Pennsylvania (1.8%)
Allegheny County Industrial Development
   Authority Capital Appreciation
   Revenue Bonds
   Magee Women's Hospital
   Zero Coupon Series 1992
   (FGIC Insured)
             10-01-17           5.81             5,115,000(b)        2,307,274
Delaware County Industrial Development
   Authority Pollution Control
   Refunding Revenue Bonds
   Series 1997A
             07-01-13           6.10             4,000,000           4,094,200
Philadelphia Hospital & Higher Education
   Facilities Authority Hospital
   Revenue Bonds
   Friends Hospital Series 1993
             05-01-11           6.20             2,500,000           2,495,450
State Refunding Unlimited General Obligation Bonds
   Series 2002
             02-01-15           5.50             6,735,000           7,372,603
Total                                                               16,269,527

Puerto Rico (0.7%)
Puerto Rico Municipal Finance Agency
   General Obligation Bonds
   Series 2000R Inverse Floater
   (FSA Insured)
             08-01-13          10.36             5,000,000(f)        6,044,200

Rhode Island (0.2%)
Providence Special Tax Increment
   Obligation Bonds Series 1996D
             06-01-16           6.65             1,500,000           1,576,215

South Carolina (0.4%)
Horry County Hospital
   Refunding Revenue Bonds
   Conway Hospital Series 1992
             07-01-12           6.75             3,280,000           3,356,162

South Dakota (0.3%)
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Prairie Lakes Healthcare
   Series 1998
             04-01-22           5.65             3,000,000           2,961,030

See accompanying notes to investments in securities.

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23   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Texas (9.9%)
Austin Utility System Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   Series 1992 (AMBAC Insured)
             11-15-10           6.51%           $5,055,000(b)       $3,461,209
Austin Utility System Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   Series 1992A (MBIA Insured)
             11-15-10           6.60            16,000,000(b)       10,955,360
Austin Utility System Combined Utility
   Refunding Revenue Bonds
   Series 1992 (AMBAC Insured)
             11-15-06           6.25            10,500,000          10,916,010
Duncanville Texas Independent School District
   Capital Appreciation Unlimited General
   Obligation Bonds Series 2001
   (Permanent School Fund Guarantee)
             02-15-28           5.65            10,000,000(g)        9,638,400
Harris County Health Facilities Development
   Hermann Hospital Revenue Bonds
   Series 1994 (MBIA Insured)
             10-01-24           6.38             8,820,000           9,720,610
Harris County Sports Authority
   Senior Lien Refunding Revenue Bonds
   Series 2001A (MBIA Insured)
             11-15-02           5.00             4,000,000           4,059,960
Houston Water & Sewer System
   Junior Lien Refunding Revenue Bonds
   Zero Coupon Series 1991C
   (AMBAC Insured)
             12-01-08           6.60             8,000,000(b)        6,152,800
Municipal Power Agency Capital Appreciation
   Refunding Revenue Bonds
   Zero Coupon Series 1989 (AMBAC Insured)
             09-01-09           6.90            18,000,000(b)       13,203,899
Northwest Independent School District
   Unlimited Tax Capital Appreciation
   General Obligation Refunding Revenue Bonds
   Zero Coupon Series 1997
   (Permanent School Fund Guarantee)
             08-15-17           6.23             3,000,000(b)        1,249,890
San Antonio Water Pre-refunded Revenue Bonds
   Series 1992 (FGIC Insured)
             05-15-07           6.40               800,000             863,160
San Antonio Water Refunding Revenue Bonds
   Escrowed to Maturity Series 1992
   (FGIC Insured)
             05-15-07           6.40             3,695,000           4,212,817
State Coastal Water Authority Water Conveyance
   System Refunding Revenue Bonds
   Series 1991 Escrowed to Maturity
   (AMBAC Insured)
             12-15-17           6.25             1,815,000           1,817,269
Tom Green County
   Health Facilities Development Hospital
   Revenue Bonds Shannon Health Systems
   Series 2001
             05-15-11           6.20             1,000,000           1,032,600
University of Texas
   Permanent Fund College Refunding
   Revenue Bonds Series 2002A
             07-01-03           3.00             5,000,000           5,065,650
University of Texas
   University Revenue Financing Systems
   Refunding Revenue Bonds Series 1996B
             08-15-02           6.00             7,000,000           7,062,300
Total                                                               89,411,934

Washington (5.8%)
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
             03-01-26           6.80             2,500,000           2,595,900
King County Unlimited Tax
   General Obligation Bonds
   Auburn School District #408
   Series 1992A
             12-01-06           6.38             8,000,000           9,001,360
King County Unlimited Tax
   General Obligation Bonds
   Issaquah School District #411
   Series 1992
             12-01-08           6.38            16,675,000          19,120,222
State Public Power Supply System
   Nuclear Power Project #3
   Capital Appreciation Refunding
   Revenue Bonds Zero Coupon
   Series 1989B (MBIA Insured)
             07-01-13           6.61            10,360,000(b)        6,064,744
State Public Power Supply System
   Revenue Bonds Nuclear Project #3
   Series 1998A
             07-01-02           5.00             2,000,000           2,005,306

See accompanying notes to investments in securities.

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24   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Name of                         Coupon           Principal             Value(a)
issuer and                       rate             amount
title of issue(c)

Washington (cont.)
State Refunding
   Motor Vehicle Fuel Tax
   General Obligation Bonds
   Series 2001
             09-01-02           4.00%          $13,135,000         $13,211,314
Total                                                               51,998,846

Wisconsin (0.5%)
Middleton-Cross Plains Area
   School District Unlimited General Obligation
   Bonds Series 1995 (FGIC Insured)
             04-01-04           5.13             1,000,000           1,028,200
State Health & Educational Facilities Authority
   Devine Savior Hospital Revenue Bonds
   Series 1999 (ACA Insured)
             06-01-28           5.70             3,140,000           3,007,209
Total                                                                4,035,409

Total municipal bonds
(Cost: $741,676,242)                                              $818,071,194

Municipal notes (8.7%)
Issuer                         Effective          Amount               Value(a)
(c,d,e,g)                        yield          payable at
                               maturity

Bell County Texas Health Facilities Authority
   (Scott & White Memorial Hospital)
   V.R. 2nd Series 2001
             08-15-31           1.60%           $1,800,000          $1,800,000
Burke County Georgia Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power Vogtle) 2nd Series 1995
             04-01-25           1.60             5,500,000           5,500,000
Burke County Georgia Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power Vogtle) 4th Series 1994
             07-01-24           1.70            10,400,000          10,400,000
Carbon County Utah
   Pollution Control Refunding Revenue Bonds
   (Pacificorp) V.R. Series 1994
             11-01-24           1.60             1,500,000           1,500,000
Gulf Coast Texas Waste Disposal
   (Exxon Mobile) V.R. Series A
             06-01-30           1.65             1,000,000           1,000,000
Harris County Texas Health Facilities
   Revenue Bonds
   (St. Lukes Episcopal Hospital)
   V.R. Series 2001B
             02-01-31           1.55             8,100,000           8,100,000
Idaho Health Facilities Authority
   Revenue Bonds
   (St Lukes Medical Center)
   V.R. Series 2000
             07-01-30           1.60             7,700,000           7,700,000
Illinois Health Facilities Authority
   Revenue Bonds
   (University of Chicago Hospitals)
   V.R. Series 1998
             08-01-26           1.60             1,000,000           1,000,000
Independence Missouri Industrial Development
   Authority Revenue Bonds
   (Groves & Graceland) V.R. Series 1997A
             11-01-27           1.50             1,700,000           1,700,000
Massachusetts State Health & Educational
   Facilities Authority Revenue Bonds
   (Capital Asset Program) V.R. Series 1985C
             07-01-05 1.60                       2,800,000           2,800,000
Missouri State Health & Educational
   Facilities Authority Revenue Bonds
   (Kansas City Art Institute) V.R. Series 1999
             07-01-36           1.65             1,000,000           1,000,000
Missouri State Health & Educational
   Facilities Authority Revenue Bonds
   (St. Louis University) V.R. Series 1999B
             10-01-24           1.55             2,500,000           2,500,000
Moffat County Colorado Pollution Control
   Refunding Revenue Bonds (Pacificorp)
   V.R. Series 1994
             05-01-13           1.60             2,800,000           2,800,000
New York City Transitional Finance Authority
   Future Tax Secured Revenue Bonds
   Series 1998C
             05-01-28           1.55             3,500,000           3,500,000
New York City Unlimited General Obligation Bonds
   V.R. Series 1992B (FGIC Insured)
             10-01-22           1.55             2,300,000           2,300,000
Pennsylvania State Higher Educational Facilities
   Authority Refunding Revenue Bonds
   (Carnegie Mellon University)
   V.R. Series 1995A
             11-01-25           1.55             3,300,000           3,300,000

See accompanying notes to investments in securities.

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25   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Issuer                         Effective          Amount               Value(a)
(c,d,e,g)                        yield          payable at
                               maturity

Pennsylvania State Higher Educational Facilities
   Authority Refunding Revenue Bonds
   (Carnegie Mellon University)
   V.R. Series 1995B
             11-01-27           1.55%           $5,000,000          $5,000,000
Pennsylvania State Higher Educational Facilities
   Authority Refunding Revenue Bonds
   (Carnegie Mellon University)
   V.R. Series 1995D
             11-01-30           1.55             1,700,000           1,700,000
University of Michigan
   Refunding Revenue Bonds
   (Medical Service Plan A-1)
   V.R. Series 1998
             12-01-21           1.60             4,100,000           4,100,000
University of Michigan Hospital
   Refunding Revenue Bonds
   V.R. Series 1995A
             12-01-27           1.60             1,100,000           1,100,000
University of North Carolina Hospital
   Chapel Hill Revenue Bonds
   V.R. Series 2001A
             02-15-31           1.60             5,300,000           5,300,000
University of North Carolina Hospital
   Chapel Hill Revenue Bonds
   V.R. Series 2001B
             02-15-31           1.65               500,000             500,000
Waynesboro Virginia Revenue Bonds
   Residential Care Facility
   V.R. Series 1997
             12-01-28           1.65             3,800,000           3,800,000

Total municipal notes
(Cost: $78,400,000)                                                $78,400,000

Total investments in securities
(Cost: $820,076,242)(h)                                           $896,471,194

See accompanying notes to investments in securities.

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26   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA       --  ACA Financial Guaranty Corporation
       AMBAC     --  American Municipal Bond Association Corporation
       BIG       --  Bond Investors Guarantee
       CGIC      --  Capital Guaranty Insurance Company
       FGIC      --  Financial Guarantee Insurance Corporation
       FHA       --  Federal Housing Authority
       FNMA      --  Federal National Mortgage Association
       FSA       --  Financial Security Assurance
       GNMA      --  Government National Mortgage Association
       MBIA      --  Municipal Bond Investors Assurance
       XLCA      --  XL Capital Assurance

(d)    The following abbreviations may be used in the portfolio descriptions:

       B.A.N.    --  Bond Anticipation Note
       C.P.      --  Commercial Paper
       R.A.N.    --  Revenue Anticipation Note
       T.A.N.    --  Tax Anticipation Note
       T.R.A.N.  --  Tax & Revenue Anticipation Note
       V.R.      --  Variable Rate
       V.R.D.B.  --  Variable Rate Demand Bond
       V.R.D.N.  --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2002. As of May 31, 2002, the value of inverse floaters represented 5.0% of net assets.
(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2002.
(h) At May 31, 2002, the cost of securities for federal income tax purposes was approximately $820,076,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $78,349,000
       Unrealized depreciation                                      (1,954,000)
                                                                    ----------
       Net unrealized appreciation                                 $76,395,000
                                                                   -----------

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27   AXP TAX-EXEMPT BOND FUND -- SEMIANNUAL REPORT

AXP Tax-Exempt Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A:   INTAX    Class B:   ITEBX
Class C:   N/A      Class Y:   N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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                                                                 S-6315 R (7/02)